Concentration of Risks - Schedule of Exchange Rates Consolidated Financial Statements (Details)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Exchange Rates Consolidated Financial Statements [Abstract]
Balance sheet items, except for equity accounts	7.1884	7.0827
Items in the statements of operations and comprehensive loss	7.1217	7.0464